Other Income (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income [Abstract]
Waive of debts			$ 232,249
Underwriting fee from investment			18,682
Sundry income	10,137	1,990	13
Total other income	$ 10,137	$ 1,990	$ 250,944